INVESTMENTS IN AFFILIATED AND OTHER COMPANY (Narrative) (Details) - USD ($) $ in Thousands	1 Months Ended					12 Months Ended
	May 30, 2016	Sep. 30, 2015	Jul. 31, 2015	Jan. 31, 2015	Dec. 31, 2013	Dec. 31, 2016	Jul. 31, 2016	Dec. 31, 2015	Nov. 30, 2015	Oct. 31, 2015	Mar. 31, 2015	Feb. 28, 2015
Schedule of Equity Method Investments [Line Items]
Investments in other company						$ 85		$ 78
BRINGG Delivery Technologies Ltd [Member]
Schedule of Equity Method Investments [Line Items]
Ownership percentage, equity method							38.96%		45.00%
Payments to equity interest			$ 2,000	$ 1,100	$ 1,400
Ituran Road Track Monitoramen to De Veiculos Ltd a [Member]
Schedule of Equity Method Investments [Line Items]
Ownership percentage, equity method												50.00%
Agreement term		4 years
Locationet [Member]
Schedule of Equity Method Investments [Line Items]
Ownership percentage, equity method						19.15%
ITURAN ROAD TRACK ARGENTINA S.A [Member]
Schedule of Equity Method Investments [Line Items]
Ownership percentage, equity method										50.00%
Payments to equity interest						$ 1,000
Agreement term	4 years
Basis spread on variable rate						25.00%
RTI URUGUAY S.A. ("RTI") [Member]
Schedule of Equity Method Investments [Line Items]
Ownership percentage, equity method											50.00%
Payments to equity interest						$ 7,500
RTI URUGUAY S.A. ("RTI") [Member] | London Interbank Offered Rate (LIBOR) [Member]
Schedule of Equity Method Investments [Line Items]
Description of variable rate basis						Libor
Basis spread on variable rate						3.50%